SEGMENT REPORTING - Company's revenue (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Revenue	¥ 67,114,378	$ 9,255,496	¥ 83,777,571	¥ 47,938,575
Cost of revenue and related tax	48,247,395	6,653,620	64,352,834	40,723,547
Gross profit	18,866,983	2,601,876	19,424,737	7,215,028
Depreciation and amortization	3,683,586	507,990	3,339,868	3,150,789
Total capital expenditures	940,673		999,652	522,416
Goods transferred at a point in time
Revenue	58,475,918		74,222,033	46,549,014
Services rendered over time
Revenue	8,638,460		9,555,538	1,389,561
Automation product and software
Revenue	26,628,216	3,672,199	31,944,055	18,535,166
Cost of revenue and related tax	23,610,281		29,824,014	19,942,541
Gross profit	3,017,935		2,120,041	(1,407,375)
Depreciation and amortization	857,332		421,619	277,496
Total capital expenditures	803,311		14,823	26,761
Automation product and software | Goods transferred at a point in time
Revenue	18,640,699		31,944,055	18,535,166
Automation product and software | Services rendered over time
Revenue	7,987,517		0	0
Equipment, accessories and others
Revenue	16,248,197	2,240,729	17,159,381	15,791,623
Cost of revenue and related tax	8,945,796		10,479,615	11,264,971
Gross profit	7,302,401		6,679,766	4,526,652
Depreciation and amortization	689,552		814,960	851,612
Total capital expenditures	46,681		21,456	136,224
Equipment, accessories and others | Goods transferred at a point in time
Revenue	16,248,197		17,159,381	15,791,623
Equipment, accessories and others | Services rendered over time
Revenue	0		0	0
Oilfield environmental protection
Revenue	19,116,560	2,636,294	25,335,363	11,043,979
Cost of revenue and related tax	13,955,673		20,222,446	8,045,567
Gross profit	5,160,887		5,112,917	2,998,412
Depreciation and amortization	2,077,165		2,045,601	2,000,952
Total capital expenditures	75,728		768,795	315,944
Oilfield environmental protection | Goods transferred at a point in time
Revenue	19,116,560		15,779,825	9,654,418
Oilfield environmental protection | Services rendered over time
Revenue	0		9,555,538	1,389,561
Platform Outsourcing Services
Revenue	5,121,405	$ 706,274	9,338,772	2,567,807
Cost of revenue and related tax	1,735,645		3,826,759	1,470,468
Gross profit	3,385,760		5,512,013	1,097,339
Depreciation and amortization	59,537		57,688	20,729
Total capital expenditures	14,953		194,578	43,487
Platform Outsourcing Services | Goods transferred at a point in time
Revenue	4,470,462		9,338,772	2,567,807
Platform Outsourcing Services | Services rendered over time
Revenue	¥ 650,943		¥ 0	¥ 0